Operating Segments (Tables)	3 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended March 31, 2024:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$226,667	$181,596	$—	$—	$408,263
Interest Revenue	618	8,857	—	—	9,475
Intersegment Revenue (2)	4,113	4	—	(4,117)	—
Total Revenue	$231,398	$190,457	$—	$(4,117)	$417,738
Adjusted EBITDA	$49,178	$83,274	$(20,536)	$—	$111,916

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended March 31, 2023:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$206,362	$173,945	$—	$—	$380,307
Interest Revenue	39	7,503	—	—	7,542
Intersegment Revenue (2)	2,120	—	—	(2,120)	—
Total Revenue	$208,521	$181,448	$—	$(2,120)	$387,849
Adjusted EBITDA	$52,336	$79,209	$(23,730)	$—	$107,815

(1)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.
(2)
Intersegment revenue and related eliminations are primarily for processing of credit card transactions between segments.

Reconciliation Of Adjusted EBITDA From Segments

A reconciliation of total segments Adjusted EBITDA to the Company’s income before taxes is as follows:

	For the three months ended March 31,
	2024	2023
Segments Adjusted EBITDA	$132,452	$131,545
Corporate costs	(20,536)	(23,730)
Depreciation and amortization	(68,310)	(63,547)
Share-based compensation	(9,359)	(7,216)
Restructuring and other costs	(452)	(1,990)
Impairment expense on goodwill and intangible assets	(653)	(82)
Other income, net	12,355	2,547
Loss on disposal of subsidiaries and other assets, net	(177)	—
Interest expense, net	(34,965)	(37,456)
Income before taxes	$10,355	$71